Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.06%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,968	97,495
SPDR Portfolio Short Term Treasury ETF		1,646	48,804
Vanguard Short-Term Treasury ETF		1,645	97,482
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)			343,831

	Contracts	Notional Amount
PURCHASED OPTIONS - 124.14% (a)(b)
CALL OPTIONS - 110.50%
Shares Russell 2000 ETF, Expires 1/10/2023, Strike Price $215.32	47	$964,769	61,554
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.48	21	948,444	936,852
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.52	21	948,444	54,967
			1,053,373
PUT OPTIONS - 13.64%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.89	77	931,238	52,054
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.68	21	948,444	2,277
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.72	70	924,560	75,718
			130,049
TOTAL PURCHASED OPTIONS (Cost $1,214,551)			1,183,422

Total Investments (Cost $1,564,036) - 160.20%			1,527,253
Liabilities in Excess of Other Assets - (60.20)%			(573,968)
TOTAL NET ASSETS - 100.00%			$953,285

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	1/10/2023	$228.11	47	$(964,769)	$(37,215)
SPDR S&P 500® Trust ETF	1/10/2023	$186.68	21	(948,444)	(557,548)
SPDR S&P 500® Trust ETF	1/10/2023	$493.16	21	(948,444)	(26,791)
					(621,554)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.36	77	(931,238)	(87,445)
SPDR S&P 500® Trust ETF	1/10/2023	$418.97	21	(948,444)	(45,566)
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.81	70	(924,560)	(107,797)
					(240,808)
Total Options Written (Premiums Received $854,222)					$(862,362)

(a) Exchange-Traded